Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment.
Schedule of property, plant and equipment

	2020
		Machinery,	Assets and	Asset
	Dam and	equipment, and	projects under	retirement	Mining
	buildings	facilities	construction	obligation	projects	Other	Total
Balance at the beginning of the year
Cost	1,050,632	2,419,034	549,903	201,892	261,117	45,035	4,527,613
Accumulated depreciation and impairment	(511,973)	(1,666,480)	(14,811)	(97,233)	(93,009)	(21,417)	(2,404,923)
Net balance at the beginning of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Additions (i) (ii)	—	3,315	336,457	—	—	935	340,707
Disposals and write-offs	(240)	(1,732)	(662)	—	—	(42)	(2,676)
Depreciation	(48,938)	(110,515)	—	(6,096)	(869)	(1,261)	(167,679)
Impairment of non-current assets - note 33	(45,188)	(26,521)	(57,621)	(13,804)	(15,805)	(106)	(159,045)
Foreign exchange effects	(60,934)	(78,038)	(83,982)	(12,821)	(3,852)	(4,182)	(243,809)
Transfers - note 24 (a)	71,244	88,047	(201,752)	—	36,042	1,770	(4,649)
Reclassification	—	(916)	—	—	—	(1,201)	(2,117)
Remeasurement of asset retirement obligations	—	—	—	14,874	—	—	14,874
Balance at the end of the year	454,603	626,194	527,532	86,812	183,624	19,531	1,898,296

Cost	1,022,432	2,360,426	596,675	211,650	292,322	36,816	4,520,321
Accumulated depreciation and impairment	(567,829)	(1,734,232)	(69,143)	(124,838)	(108,698)	(17,285)	(2,622,025)
Balance at the end of the year	454,603	626,194	527,532	86,812	183,624	19,531	1,898,296

Average annual depreciation rates %	4	7	—	5	UoP

	2019
		Machinery,	Assets and	Asset
	Dam and	equipment, and	projects under	retirement
	buildings	facilities	construction	obligation	Mining projects (ii)	Other	Total
Balance at the beginning of the year
Cost	1,002,885	2,357,254	364,476	175,506	243,629	51,142	4,194,892
Accumulated depreciation and impairment	(452,560)	(1,554,728)	(15,407)	(91,874)	(86,904)	(24,968)	(2,226,441)
Net balance at the beginning of the year	550,325	802,526	349,069	83,632	156,725	26,174	1,968,451

Additions (i) (ii)	47	508	410,253	776	1,529	32	413,145
Disposals and write-offs	(569)	(2,388)	(315)	—	(88)	(2,833)	(6,193)
Depreciation	(50,295)	(134,092)	—	(5,971)	(2,297)	(1,418)	(194,073)
Impairment of non-current assets - note 33	(15,225)	(27,458)	—	—	—	—	(42,683)
Foreign exchange effects	(11,169)	(13,431)	(9,801)	(2,115)	—	(718)	(37,234)
Transfers - note 24 (a)	65,545	129,167	(214,114)	—	12,239	2,381	(4,782)
Reclassification – note 25(a)	—	(2,278)	—	—	—	—	(2,278)
Remeasurement of asset retirement obligations	—	—	—	28,337	—	—	28,337
Balance at the end of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Cost	1,050,632	2,419,034	549,903	201,892	261,117	45,035	4,527,613
Accumulated depreciation and impairment	(511,973)	(1,666,480)	(14,811)	(97,233)	(93,009)	(21,417)	(2,404,923)
Balance at the end of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690

Average annual depreciation rates %	4	7	—	5	UoP	—
(i)	Additions include capitalized borrowing costs on Assets and projects under construction in the amount of USD 2,023 for the year ended December 31, 2020 (December 31, 2019: USD 8,719).
(ii)	Only the amounts related to the operating unit Atacocha are being depreciated under the UoP method.